RESTRUCTURING AND OTHER EXPENSE, NET (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Restructuring and Related Activities [Abstract]
Schedule of restructuring charges

Restructuring charges included in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Income are summarized below:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Gross profit
2013 initiatives	$—	$9	$—	$294
2015 initiatives	—	1,493	—	2,066

	$—	$1,502	$—	$2,360

Operating income
2013 initiatives	$—	$11	$143	$587
2015 initiatives	—	254	(23)	833

	—	265	120	1,420

Total	$—	$1,767	$120	$3,780

The following table summarizes the classification of restructuring costs in the consolidated statements of operations:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Gross Profit	Operating Income	Gross Profit	Operating Income	Gross Profit	Operating Income
Initiatives prior to 2013	$—	$—	$432	$37	$21,136	7,754
2013 initiatives	374	1,288	1,614	5,228	308	2,495
2015 initiatives	2,118	960	—	—	—	—

Totals	$2,492	$2,248	$2,046	$5,265	$21,444	$10,249

Schedule of activity for liabilities related to restructuring charges

Included below is the activity for liabilities related to restructuring charges, which are reflected in accrued liabilities (current portion) and other long-term liabilities (noncurrent portion):

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Balance at Beginning of Period	$171	$256	$496	$567
Accruals	—	1,767	120	3,780
Payments, net	(106)	(1,895)	(551)	(4,219)

Balance at End of Period	$65	$128	$65	$128

The following table reflects the activity regarding accrued liabilities for the Company’s restructuring expenses as the result of the above initiatives. The accrued liabilities are included in Other accrued liabilities and Other long term liabilities in the consolidated balance sheets. The Company did not record any restructuring expenses directly attributable to its reportable segments.

Total
Balance at December 29, 2012	$3,548
Accruals	31,693
Payments, net	(31,889)

Balance at December 28, 2013	$3,352
Accruals	7,311
Payments, net	(10,096)

Balance at January 3, 2015	$567
Accruals	4,740
Payments, net	(4,811)

Balance at January 2, 2016	$496